SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Dilutive shares of common stock equivalents	0	0	0	0
Cash equivalents	$ 0		$ 0